Coram Acquisition (Details) (Coram LLC, USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 16, 2014	Sep. 30, 2014	Dec. 31, 2014 Patient
Coram Acquisition (Line items)
Net operating loss carryforwards to be paid to seller			$ 60,000,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Percentage of consolidated inventories affected by change in accounting principle	2,100,000,000
Decrease in inventories			240,000
Business Combination, Contingent Consideration, Liability	100,000,000
Working Capital Adjustment		9,000,000
Additional payments to seller for remaining net operating losses used			50.00%
Business Combination, Acquisition Related Costs			$ 15,000,000
Employee
Coram Acquisition (Line items)
Increase in current deferred income tax assets			4,600
Nurses
Coram Acquisition (Line items)
Increase in current deferred income tax assets			600
Dietitians
Coram Acquisition (Line items)
Increase in current deferred income tax assets			250
Branch location
Coram Acquisition (Line items)
Increase in net income	84
Centers of Excellence
Coram Acquisition (Line items)
Increase in net income	6